PROPERTY, PLANT AND EQUIPMENT - Summary of Asset Acquisitions (Details) - Brookfield Renewable - 210 MW Utility-Scale Solar $ in Millions	6 Months Ended
Jun. 30, 2026 USD ($) MW
Disclosure of detailed information about property, plant and equipment [line items]
Capacity | MW	210
Amount recognized in Property, Plant and Equipment | $	$ 61
Brookfield Renewable Corporation Economic Interest	20.00%